Employee Benefit Plans (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Dividends paid	$ 66,321,000	$ 66,228,000	$ 66,132,000
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	325,300,000	283,500,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	314,900,000	274,800,000
Accumulated benefit obligation	314,900,000	274,800,000
Fair value of plan assets	222,300,000	222,600,000
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Number of capital market results simulated in the model for expected return on plan assets	1,000
Period for which results of capital markets are simulated	20 years
Expected long-term rates of return on plan assets	7.50%	7.50%	7.80%
Number of shares of Company's common stock included in plan assets	450,000	450,000
Value of shares of Company's common stock included in plan assets	8,500,000	12,600,000
Dividends paid	400,000	400,000	400,000
Expected long-term rates of return on plan assets for next year (as a percent)	7.50%
Fair values of plan assets	233,350,000	233,579,000	218,084,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	233,579,000	218,084,000
Employer contributions	7,598,000	2,615,000
Fair value of plan assets at end of year	233,350,000	233,579,000	218,084,000
U.S. Plans | Equity securities | United States
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage of Plan Assets at December 31	39.10%	41.80%
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Long-Term Allocation - Minimum	34.00%
Target Long-Term Allocation - Maximum	44.00%
Fair values of plan assets	44,064,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	48,915,000
Fair value of plan assets at end of year	44,064,000
U.S. Plans | Equity securities | International
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage of Plan Assets at December 31	18.20%	19.50%
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Long-Term Allocation - Minimum	14.00%
Target Long-Term Allocation - Maximum	24.00%
U.S. Plans | Harsco common stock
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage of Plan Assets at December 31	3.60%	5.40%
U.S. Plans | Mutual funds - equities | United States
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	47,313,000	48,807,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	47,313,000	48,807,000
U.S. Plans | Mutual funds - equities | International
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	42,446,000	45,475,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	42,446,000	45,475,000
U.S. Plans | Fixed income securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage of Plan Assets at December 31	30.30%	25.90%
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Long-Term Allocation - Minimum	28.00%
Target Long-Term Allocation - Maximum	38.00%
U.S. Plans | U.S. Treasuries and collateralized securities
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	18,759,000	18,787,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	18,759,000	18,787,000
U.S. Plans | Corporate bonds and notes
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	11,347,000	8,374,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	11,347,000	8,374,000
U.S. Plans | Mutual funds - bonds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	40,568,000	33,326,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	40,568,000	33,326,000
U.S. Plans | Other
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage of Plan Assets at December 31	9.30%	9.60%
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Long-Term Allocation - Minimum	5.00%
Target Long-Term Allocation - Maximum	15.00%
U.S. Plans | Other mutual funds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	21,700,000	22,508,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	21,700,000	22,508,000
U.S. Plans | Cash and cash equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage of Plan Assets at December 31	3.10%	3.20%
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Long-Term Allocation - Maximum	5.00%
Fair values of plan assets	7,153,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	7,387,000
Fair value of plan assets at end of year	7,153,000
U.S. Plans | Level 1
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	151,981,000	179,189,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	151,981,000	179,189,000
U.S. Plans | Level 1 | Equity securities | United States
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	44,064,000	48,915,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	44,064,000	48,915,000
U.S. Plans | Level 1 | Mutual funds - equities | United States
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	13,335,000	13,204,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	13,335,000	13,204,000
U.S. Plans | Level 1 | Mutual funds - equities | International
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	42,446,000	45,475,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	42,446,000	45,475,000
U.S. Plans | Level 1 | U.S. Treasuries and collateralized securities
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 1 | Corporate bonds and notes
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	11,347,000	8,374,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	11,347,000	8,374,000
U.S. Plans | Level 1 | Mutual funds - bonds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	11,936,000	33,326,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	11,936,000	33,326,000
U.S. Plans | Level 1 | Other mutual funds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	21,700,000	22,508,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	21,700,000	22,508,000
U.S. Plans | Level 1 | Cash and cash equivalents
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	7,153,000	7,387,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	7,153,000	7,387,000
U.S. Plans | Level 2
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	81,369,000	54,390,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	81,369,000	54,390,000
U.S. Plans | Level 2 | Equity securities | United States
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 2 | Mutual funds - equities | United States
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	33,978,000	35,603,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	33,978,000	35,603,000
U.S. Plans | Level 2 | Mutual funds - equities | International
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 2 | U.S. Treasuries and collateralized securities
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	18,759,000	18,787,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	18,759,000	18,787,000
U.S. Plans | Level 2 | Corporate bonds and notes
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 2 | Mutual funds - bonds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	28,632,000	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	28,632,000	0
U.S. Plans | Level 2 | Other mutual funds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 2 | Cash and cash equivalents
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 3
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 3 | Equity securities | United States
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 3 | Mutual funds - equities | United States
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 3 | Mutual funds - equities | International
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 3 | U.S. Treasuries and collateralized securities
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 3 | Corporate bonds and notes
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 3 | Mutual funds - bonds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 3 | Other mutual funds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
U.S. Plans | Level 3 | Cash and cash equivalents
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
International Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	1,043,200,000	950,700,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	1,032,100,000	926,800,000
Accumulated benefit obligation	1,026,000,000	923,900,000
Fair value of plan assets	771,800,000	737,600,000
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Expected long-term rates of return on plan assets	6.80%	6.60%	6.70%
Expected long-term rates of return on plan assets for next year (as a percent)	6.80%
Fair values of plan assets	791,045,000	770,911,000	783,059,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	770,911,000	783,059,000
Employer contributions	28,112,000	30,258,000
Fair value of plan assets at end of year	791,045,000	770,911,000	783,059,000
International Plans | United Kingdom
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Pension plan assets as a percentage of international plan assets	94.00%
Expected long-term rates of return on plan assets for next year (as a percent)	6.80%
International Plans | International, other than UK
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Pension plan assets as a percentage of international plan assets	6.00%
International Plans | Equity securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage of Plan Assets at December 31	36.90%	38.50%
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Long-Term Allocation	32.50%
International Plans | Mutual funds - equities
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	292,150,000	296,980,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	292,150,000	296,980,000
International Plans | Fixed income securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage of Plan Assets at December 31	45.30%	42.00%
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Long-Term Allocation	42.50%
International Plans | Mutual funds - bonds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	350,073,000	314,965,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	350,073,000	314,965,000
International Plans | Insurance contracts
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	8,233,000	8,797,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	8,233,000	8,797,000
International Plans | Other
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage of Plan Assets at December 31	17.50%	19.20%
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Long-Term Allocation	25.00%
International Plans | Real estate funds / limited partnerships
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	53,926,000	52,733,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	53,926,000	52,733,000
International Plans | Other mutual funds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	84,120,000	94,980,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	84,120,000	94,980,000
International Plans | Cash and cash equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage of Plan Assets at December 31	0.30%	0.30%
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Long-Term Allocation	0.00%
Fair values of plan assets	2,543,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2,456,000
Fair value of plan assets at end of year	2,543,000
International Plans | Level 1
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	2,543,000	2,456,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2,543,000	2,456,000
International Plans | Level 1 | Mutual funds - equities
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
International Plans | Level 1 | Mutual funds - bonds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
International Plans | Level 1 | Insurance contracts
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
International Plans | Level 1 | Real estate funds / limited partnerships
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
International Plans | Level 1 | Other mutual funds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
International Plans | Level 1 | Cash and cash equivalents
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	2,543,000	2,456,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2,543,000	2,456,000
International Plans | Level 2
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	765,855,000	748,032,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	765,855,000	748,032,000
International Plans | Level 2 | Mutual funds - equities
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	292,150,000	296,980,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	292,150,000	296,980,000
International Plans | Level 2 | Mutual funds - bonds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	350,073,000	314,965,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	350,073,000	314,965,000
International Plans | Level 2 | Insurance contracts
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	8,233,000	8,797,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	8,233,000	8,797,000
International Plans | Level 2 | Real estate funds / limited partnerships
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	31,279,000	32,310,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	31,279,000	32,310,000
International Plans | Level 2 | Other mutual funds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	84,120,000	94,980,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	84,120,000	94,980,000
International Plans | Level 2 | Cash and cash equivalents
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
International Plans | Level 3
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	22,647,000	20,423,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	22,647,000	20,423,000
International Plans | Level 3 | Mutual funds - equities
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
International Plans | Level 3 | Mutual funds - bonds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
International Plans | Level 3 | Insurance contracts
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
International Plans | Level 3 | Real estate funds / limited partnerships
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	22,647,000	20,423,000	17,746,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	20,423,000	17,746,000	12,025,000
Employer contributions	385,000	838,000	2,535,000
Cash distributions received	(1,614,000)	(1,380,000)	(1,270,000)
Actual return on plan assets - related to asset still held at end of year	3,453,000	3,219,000	4,456,000
Fair value of plan assets at end of year	22,647,000	20,423,000	17,746,000
International Plans | Level 3 | Other mutual funds
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
International Plans | Level 3 | Cash and cash equivalents
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Fair values of plan assets	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 0	$ 0